STOCK-BASED COMPENSATION PLAN (RSU's) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 30, 2016	Jan. 31, 2015	Feb. 01, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 52.3	$ 37.4	$ 36.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period (shares)	1,583,280
Vested (shares)	(727,518)
Forfeited (shares)	(67,448)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	648,211
Nonvested, end of period (shares)	1,569,421	1,583,280
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average grant date fair value, nonvested, beginning of period (dollars per share)	$ 48.48
Weighted average grant date fair value, granted (dollars per share)	80.67
Weighted average grant date fair value, vested (dollars per share)	50.61
Weighted average grant date fair value, forfeited (dollars per share)	69.10
Weighted average grant date fair value, nonvested, end of period (dollars per share)	$ 63.24	$ 48.48
Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Family Dollar [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	132,896
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average grant date fair value, granted (dollars per share)	$ 80.08